Share of results of associates - Summary of Share of Results of Associates (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of associates [abstract]
Share of profit before interest and taxation	£ 145.1	£ 97.1		£ 95.2
Share of exceptional gains/(losses)	0.8	(15.2)		(21.8)
Share of interest and non-controlling interests	(7.8)	(4.7)		(1.7)
Share of taxation	(24.6)	(27.4)		(24.7)
Share of profit loss of associates accounted for using equity method	£ 113.5	£ 49.8	[1]	£ 47.0	[1]

[1]	Prior year figures have been re-presented as described in the accounting policies.